NOTE PAYABLE (Tables)	6 Months Ended
Jun. 30, 2021
Grant Date February Thirteen Two Thousand Twenty [Member]
Summary of Note Payble

Balance at January 1, 2021	$1,885
Additions	174
Accrued interest	76
Balance at June 30, 2021	$2,135